Note 28 - Cash Flow Disclosures - Cash Flow Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash Flow [Abstract]
Inventories	$ 828,796	$ 311,459	$ (176,443)
Receivables and prepayments and Current tax assets	74,877	(34,368)	30,144
Trade receivables	409,163	428,326	(517,579)
Other liabilities	(34,871)	(18,295)	(22,984)
Customer advances	(34,388)	16,844	5,976
Trade payables	(184,442)	(180,857)	(57,066)
Increase (decrease) in working capital	1,059,135	523,109	(737,952)
Income tax accruals less payments
Tax accrued	23,150	202,452	229,207
Taxes paid	(140,364)	(395,869)	(170,713)
Adjustments for income tax expense	(117,214)	(193,417)	58,494
Interest accruals less payments, net
Interest accrued	8,627	(4,616)	(2,914)
Interest received	19,613	30,890	40,613
Interest paid	(28,778)	(30,655)	(31,548)
Interest income (expense)	$ (538)	$ (4,381)	$ 6,151